Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of investment in associates and joint ventures	20.00%
Bottom of range [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of investment in associates and joint ventures	50.00%
Top of range [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years